United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 02/29/2012

Item 1. Schedule of Investments

Federated Strategic Income Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. Corporate Bonds – 0.3%
		Basic Industry - Chemicals – 0.1%
$1,250,000	[1,2]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 1/15/2027	1,453,500
		Basic Industry - Paper – 0.0%
292,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	311,069
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
		TOTAL	311,069
		Consumer Cyclical - Automotive – 0.0%
775,000	[3,4]	General Motors Corp., Note, Series MTN, 9.450%, 11/01/2049	11,625
		Financial Institutional - Banking – 0.1%
1,514,962	[1,2]	Regional Diversified Fun, Series 144A, 9.250%, 3/15/2030	1,044,202
		Financial Institution - Finance Noncaptive – 0.1%
500,000		Susa Partnership LP, 8.200%, 06/01/2017	607,629
		Financial Institution - Insurance - Life – 0.0%
500,000	[1]	Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	574,756
		Financial Institution - Insurance - P&C – 0.0%
500,000	[1,2]	USF&G Cap, Series 144A, 8.312%, 7/01/2046	602,495
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $4,971,752)	4,605,276
		International Bonds – 0.4%
		Australian Dollar – 0.2%
		Sovereign – 0.2%
2,640,000		Australia, Government of, Series 17, 5.500%, 03/01/2017	2,974,730
		NORWEGIAN KRONE – 0.2%
		Banking – 0.2%
10,500,000		KFW, Foreign Gov't. Guarantee, Series EMTN, 4.000%, 12/15/2014	1,950,504
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $4,321,903)	4,925,234
		Governments/Agencies – 9.8%
		British Pound – 1.0%
		Sovereign – 1.0%
3,410,000		United Kingdom, Government of, 4.750%, 03/07/2020	6,649,113
2,179,000		United Kingdom, Government of, Bond, 4.750%, 09/07/2015	3,969,917
1,830,000	[6]	United Kingdom, Government of, Treasury Bill, 0.460%, 5/14/2012	2,909,208
		TOTAL BRITISH POUND	13,528,238
		Canadian Dollar – 0.7%
		Sovereign – 0.7%
3,400,000		Canada, Government of, 4.000%, 06/01/2017	3,871,729
1,320,000		Canada, Government of, Bond, 4.000%, 06/01/2016	1,478,888
3,250,000		Canada, Government of, 4.500%, 06/01/2015	3,621,396
		TOTAL CANADIAN DOLLAR	8,972,013
		DANISH KRONE – 0.2%
		Sovereign – 0.2%
13,280,000		Denmark, Government of, 4.000%, 11/15/2015	2,680,202

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		Euro – 3.9%
		Sovereign – 3.9%
1,550,000		Bundesrepublic Deutschland, 2.250%, 09/04/2021	2,150,764
3,900,000		Bundesschatzanweisungen, Bond, Series 1, 1.000%, 03/16/2012	5,197,787
2,210,000	[6]	Buoni Ordinari Del Tes, 2.000%, Series 12MO, 7/16/2012	2,934,371
5,800,000		Buoni Poliennali Del Tes, 2.000%, 12/15/2012	7,774,474
5,250,000		Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	7,261,066
1,600,000		French Treasury Note, 2.000%, 9/25/2013	2,180,068
4,000,000		Germany, Government of, Series 2003, 4.250%, 1/04/2014	5,727,715
7,500,000		Lithuania, Government of, Sr. Unsecd. Note, 5.875%, 5/10/2012	10,060,193
5,800,000	[6]	Spain Letras Del Tesoro, 1.710%, 2/15/2013	7,639,245
2,200,000	[6]	Spain Letras Del Tesoro, Treasury Bill, 1.770%, 7/20/2012	2,924,317
		TOTAL EURO	53,850,000
		HONG KONG DOLLAR – 0.2%
		Sovereign – 0.2%
18,600,000		Hong Kong, Government of, 0.360%, 11/19/2012	2,400,676
		Japanese Yen – 3.1%
		Sovereign – 3.1%
399,000,000		Japan-262 (10 Year Issue), Series 262, 1.900%, 06/20/2014	5,108,535
410,000,000	[6]	Japan, Treasury Disc Bill, Series 231, 0.100%, 10/22/2012	5,040,292
421,950,000		Japan, Government of, 0.400%, 06/20/2015	5,227,337
443,000,000		Japan, Government of, 1.600%, 12/20/2015	5,732,079
430,000,000		Japan, Government of, Bond, Series 250, 0.500%, 06/20/2013	5,316,057
465,000,000		Japan, Government of, Series 286, 1.800%, 06/20/2017	6,152,346
490,000,000		Japan, Government of, Sr. Unsecd. Note, Series 298, 1.300%, 12/20/2018	6,339,716
335,000,000		Japan-309, Sr. Unsecd. Note, Series 309, 1.100%, 06/20/2020	4,237,121
		TOTAL JAPANESE YEN	43,153,483
		NORWEGIAN KRONE – 0.1%
		Sovereign – 0.1%
8,800,000		Norway, Government of, 6.500%, 05/15/2013	1,663,678
		SWEDISH KRONA – 0.6%
		Sovereign – 0.6%
45,550,000		Sweden, Government of, Series 1049, 4.500%, 08/12/2015	7,667,322
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $128,556,227)	133,915,612
		Asset-Backed Security – 0.0%
		Home Equity Loan – 0.0%
11,305	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029 (IDENTIFIED COST $11,305)	9,355
		Collateralized Mortgage Obligations – 0.6%
		Non-Agency Mortgage – 0.0%
6,631	[1]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 3.04%, 1/28/2027	5,558
		Commercial Mortgage – 0.6%
4,000,000	[1,2]	DBUBS Mortgage Trust 2011-LC2A B, 4.998%, 7/10/2044	4,126,039
2,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A B, 5.013%, 2/15/2046	1,974,397
2,000,000	[1,2]	Morgan Stanley Capital I 2011-C1 B, 5.255%, 9/15/2047	2,005,786
		TOTAL	8,106,222
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,117,465)	8,111,780

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		Mortgage-Backed Securities – 0.0%
		Government National Mortgage Association – 0.0%
$59		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $66)	59
		COMMON STOCK – 0.0%
		Automobiles – 0.0%
3,126	[3]	General Motors Co. (IDENTIFIED COST $444,967)	81,339
		Preferred Stocks – 0.0%
		Financial Institution - Brokerage – 0.0%
40,000	[3,4]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	3,400
		Financial Institution - REITs – 0.0%
9,900		Prologis Inc. Series Q PF, REIT Perpetual Pfd. Stock, Series Q, $4.27 Annual Dividend	576,675
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)	580,075
		WARRANTS – 0.0%
		Automotive – 0.0%
2,843	[3]	General Motors Co., Expiration Date 7/10/2016	48,246
2,843	[3]	General Motors Co., Expiration Date 7/10/2019	32,637
		TOTAL WARRANTS (IDENTIFIED COST $504,965)	80,883
		MUTUAL FUNDS – 88.2%[7]
12,978,347		Emerging Markets Fixed Income Core Fund	405,291,062
14,047,603		Federated Mortgage Core Portfolio	143,285,554
27,751,304	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	27,751,304
2,428,150		Federated Project and Trade Finance Core Fund	23,698,742
92,226,045		High Yield Bond Portfolio	607,769,639
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,234,683,253)	1,207,796,301
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $1,383,758,311)[9]	1,360,105,914
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[10]	9,132,740
		TOTAL NET ASSETS — 100%	$1,369,238,654

At February 29, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3] United States Treasury Notes 10-Year Short Futures	823	$107,774,422	June 2012	$(157,020)

The average notional value of short futures contracts held by the Fund throughout the period was $100,592,434. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities-Net.”

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $92,474 and $198,686, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $11,796,088, which represented 0.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2012, these liquid restricted securities amounted to $11,215,774, which represented 0.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at February 29, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	2/4/1998	$18,236	$5,558
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$574,756
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Zero coupon bond, reflects effective rate at time of purchase.
7	Affiliated holdings.
8	7-Day net yield.
9	At February 29, 2012, the cost of investments for federal tax purposes was $1,383,560,096. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and futures contracts was $23,454,182. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $139,142,171 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162,596,353.
10	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds[1]	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$ —	$4,605,276	$0	$4,605,276
International Bonds	—	4,925,234	—	4,925,234
Governments/Agencies	—	133,915,612	—	133,915,612
Asset-Backed Security	—	9,355	—	9,355
Collateralized Mortgage Obligations	—	8,111,780	—	8,111,780
Mortgage-Backed Securities	—	59	—	59
Equity Securities:
Common Stock
Domestic	81,339	—	—	81,339
Preferred Stocks
Domestic	580,075	—	—	580,075
Warrants	80,883	—	—	80,883
Mutual Funds	1,184,097,559	23,698,742[2]	—	1,207,796,301
TOTAL SECURITIES	$1,184,839,856	$175,266,058	$0	$1,360,105,914
OTHER FINANCIAL INSTRUMENTS[3]	$(157,020)	$ —	$ —	$(157,0320)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $19,548,657 of securities transferred from Level 1 to Level 2 because the adviser determined that these securities more appropriately meet the definition of Level 2. Transfer shown represents the value of the security at the beginning of the period.
3	Other financial instruments include futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Corporate Bonds
Balance as of December 1, 2011	$0
Change in unrealized appreciation/(depreciation)	$-
Balance as of February 29, 2012	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at February 29, 2012.	$-

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date April 23, 2012